CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses	$ 1,500	$ 1,472,921			$ 95,980					$ 4,141,810	$ 208,562	$ 309,169
General and administrative expenses - related party	0	52,500			52,500					157,500	122,500	175,000
Franchise tax expense	800	50,411			50,000					149,639	149,750	199,700
(Loss) income from operations	(2,300)	(1,575,832)			(198,480)					(4,448,949)	(480,812)	(683,869)
Other non-operating (income) expense
Interest income from investments in Trust Account	0	5,798			73,393					58,474	194,901	254,149
Change in fair value of derivative warrant liabilities	0	1,138,000			(2,279,000)					3,523,000	(5,198,670)	(7,583,670)
Financing cost - derivative warrant liabilities											(315,080)
Loss before income tax fvexpense	(2,300)	(432,034)			(2,404,087)					(867,475)	(5,799,661)	(8,328,470)
Income tax expense	0				(12,573)						(12,573)	(11,434)
Net income (loss)	$ (2,300)	$ (432,034)	$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)	$ (435,441)	$ (3,395,574)	$ (867,475)	$ (5,812,234)	(8,339,904)
Class A common stock
Other non-operating (income) expense
Net income (loss)												$ (6,399,368)
Basic and diluted net loss per share attributable to TOI Parent, Inc.	0	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	4,802,198	23,000,000	13,901,099	23,000,000	16,956,204	18,475,410
Basic weighted average shares outstanding		23,000,000			23,000,000					23,000,000	16,956,204
Weighted average shares outstanding of Class B common stock, diluted		23,000,000			23,000,000					23,000,000	16,956,204
Earnings Basic and diluted	$ 0	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)
Class B common stock
Other non-operating (income) expense
Net income (loss)												$ (1,940,536)	$ (2,300)
Basic and diluted net loss per share attributable to TOI Parent, Inc.	5,000,000		5,750,000	5,750,000	5,750,000	5,750,000	5,156,593	5,750,000	5,453,297		5,552,920	5,602,459	5,000,000
Basic weighted average shares outstanding		5,750,000			5,750,000					5,750,000	5,552,920
Weighted average shares outstanding of Class B common stock, diluted		5,750,000			5,750,000					5,750,000	5,750,000
Earnings Basic and diluted	$ 0.00	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)